Acquisition costs and other expenditure - Interest expense, depreciation and amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition costs and other expenditure from continuing operations
Other interest expense	$ (306)	$ (250)	$ (200)
Depreciation and amortisation	212	(1,608)	(435)
Operating segments
Acquisition costs and other expenditure from continuing operations
Other interest expense	(279)	(212)	(150)
Depreciation and amortisation	242	(1,605)	(432)
Operations within segments | Asia insurance operations
Acquisition costs and other expenditure from continuing operations
Other interest expense	(13)
Depreciation and amortisation	(641)	(482)	(446)
Operations within segments | Asia asset management
Acquisition costs and other expenditure from continuing operations
Depreciation and amortisation	(14)	(5)	(4)
Operations within segments | Jackson (US insurance operations)
Acquisition costs and other expenditure from continuing operations
Other interest expense	(264)	(212)	(150)
Depreciation and amortisation	901	(1,110)	26
Operations within segments | Asset management (US)
Acquisition costs and other expenditure from continuing operations
Other interest expense	(2)
Depreciation and amortisation	(4)	(8)	(8)
Unallocated to a segment (other operations)
Acquisition costs and other expenditure from continuing operations
Other interest expense	(27)	(38)	(50)
Depreciation and amortisation	(30)	$ (3)	$ (3)
Other interest expense
Acquisition costs and other expenditure from continuing operations
Interest expense on lease liabilities	20
Depreciation and amortisation
Acquisition costs and other expenditure from continuing operations
Depreciation, right-of-use assets	$ 141